SEGMENT INFORMATION - SEGMENT ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of segment assets and liabilities [line items]
Total segment assets	¥ 37,403,422	¥ 36,780,453	$ 5,869,413
Total segment assets include:
Investment in associates	225,338	196,848	35,360	¥ 174,686	¥ 181,725
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,744,779	1,749,427
Total segment liabilities	10,198,986	8,624,284	$ 1,600,443
Eliminations [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	(398,129)	(236,582)
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	0	0
Total segment liabilities	(304,415)	(217,364)
The Railway Transportation Business [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	37,375,745	36,573,556
Total segment assets include:
Investment in associates	225,338	196,848
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,744,117	1,748,748
Total segment liabilities	9,767,619	8,184,773
All other segments [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	425,806	443,479
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	662	679
Total segment liabilities	¥ 735,783	¥ 656,875

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.